Prepaid Expenses and Other Assets - Summary of Prepaid Expenses and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current:
Deferred channel costs	$ 39,107	$ 16,693
Employee loans and advances	4,295	5,355
Other receivables	92,527	42,533
Prepaid cost of revenue, sales and marketing expense and others	22,565	7,183
Security deposits	1,755	908
Tax receivable	24,409	6,095
Others	1,523	676
Total Current	186,181	79,443
Non-current:
Deferred channel costs	22,665	20,729
Other receivables	2,000	2,700
Prepaid licensing fee	4,603	4,250
Prepayment for purchase of property and equipment	5,753	840
Security deposits	10,892	3,775
Others	384	5
Total Non-current	$ 46,297	$ 32,299